Summary of Acquired Amortizing Intangible Assets (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Acquired Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	$ 6,183	$ 4,097
Accumulated Amortization	2,767	2,342
Net Carrying Amount	3,416	1,755
First Brandon | Core Deposits
Acquired Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	2,476	2,476
Accumulated Amortization	1,932	1,688
Net Carrying Amount	544	788
First Community | Core Deposits
Acquired Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	992	992
Accumulated Amortization	744	640
Net Carrying Amount	248	352
McCrillis and Eldredge Insurance, Inc | Customer list intangible
Acquired Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	629	629
Accumulated Amortization	91	14
Net Carrying Amount	538	615
Nashua Bank | Core Deposits
Acquired Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	2,086
Net Carrying Amount	$ 2,086